Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 01, 2023 shares	May 31, 2021 shares $ / shares	Dec. 27, 2019	Sep. 30, 2020 shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 TWD ($) shares $ / shares	Dec. 31, 2021 TWD ($) shares $ / shares	Dec. 31, 2020 TWD ($) shares $ / shares	Dec. 31, 2022 TWD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted				1,140,000
Retained earnings decreased | $									$ 392,447
Options granted					17,167,000
Compensation cost of employee share options						$ 32,211,000	$ 989,843	$ 699,211	955,575
Employee restricted stock awards plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock Issued during the period ,Restricted stock award ,shares						15,000,000	15,000,000
Par value per share | $ / shares										$ 10
Fair value of the employee restricted stock award | $						$ 92.4
Exercise price, per share | $ / shares								$ 0
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased | $									1,120,111
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased						$ 4,069,000		$ 58,448	$ 1,010,219	$ 125,049
Options granted						0	0	0	1,140,000
Number of equity instruments other than options granted						0	0	281,000	672,000
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					3.0
USISH option plans [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					4.0
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					5.0
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share option to purchase of ordinary shares						0.5	0.5
Weighted average exercise price of share options | (per share)						$ 3	$ 92.4	$ 108.8	$ 68.5
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Percentage of cash dividend per ordinary share exceeds market price						1.50%	1.50%
USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation cost of employee share options | $					$ 6,156,000
Share based compensation number of additional shares to be granted					6,403,000
USISH core employees stock ownership plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans			4.5
USISH core employees stock ownership plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans			3.5
USISH core employees stock ownership plan [Member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans			2.5
USISH second share option plan [member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				1.2 years
USISH second share option plan [member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				2.2 years
USISH second share option plan [member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				3.2 years
USISH second share option plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				2.2
USISH second share option plan [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				3.2
USISH second share option plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				4.2 years
USISH restricted share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				2 years
Number of equity instruments other than options granted				425,000
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions				1 year 3 months 18 days
Second Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	150,000,000
AMPI Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted						3,100,000	3,100,000
AMPI Option Plans [Member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		10 years
Number of share options, issued		10,000,000
AMPI Option Plans [Member] | Bottom of range [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price, per share | $ / shares		$ 7.5
AMPI Option Plans [Member] | Top of range [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price, per share | $ / shares		$ 30